Other Intangible Asset - Schedule of Other Intangible Asset (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2025 CNY (¥)
Software [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	¥ 9,535		¥ 10,232
Additions			1,403
Amortization provided during the year	(1,262)		(2,100)
Cost Ending Balance	8,273	$ 1,183	9,535
Cost	18,728			¥ 18,728
Accumulated amortization	(10,455)			(9,193)
Net carrying amount	8,273		9,535	9,535
Net carrying amount in US$ (in Dollars)	8,273		9,535	9,535
Patent [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	40,838		48,089
Additions
Amortization provided during the year	(7,300)		(7,251)
Cost Ending Balance	33,538	4,796	40,838
Cost	93,050			93,050
Accumulated amortization	(59,512)			(52,212)
Net carrying amount	33,538		40,838	40,838
Net carrying amount in US$ (in Dollars)	33,538		40,838	40,838
License [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	25,625		27,125
Additions
Amortization provided during the year	(1,500)		(1,500)
Cost Ending Balance	24,125	3,450	25,625
Cost	30,000			30,000
Accumulated amortization	(5,875)			(4,375)
Net carrying amount	24,125		25,625	25,625
Net carrying amount in US$ (in Dollars)	24,125		25,625	25,625
Construction In process [Member]
Schedule of Other Intangible Asset [Line Items]
Cost Beginning Balance	75,998		85,446
Additions			1,403
Amortization provided during the year	(10,062)		(10,851)
Cost Ending Balance	65,936	$ 9,429	75,998
Cost	141,778			141,778
Accumulated amortization	(75,842)			(65,780)
Net carrying amount	65,936		75,998	75,998
Net carrying amount in US$ (in Dollars)	¥ 65,936		¥ 75,998	¥ 75,998